Future Policy Benefits and Claims (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Future Policy Benefits and Claims
Disaggregated Future Policy Benefits and Claims amounts and reconciliation (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Liability for future policy benefits by segment(1):
Retirement and Income Solutions:
Pension risk transfer	$24,217.6	$23,855.8
Individual fixed income annuities	4,636.1	4,914.1
Total Retirement and Income Solutions	28,853.7	28,769.9
Benefits and Protection:
Specialty Benefits:
Individual disability	1,812.1	1,898.4
Life Insurance:
Term life	1,103.4	1,085.9
Total Benefits and Protection	2,915.5	2,984.3
Corporate:
Long-term care insurance	161.8	166.7
Total liability for future policy benefits	31,931.0	31,920.9

Additional liability for certain benefit features by segment(2):
Benefits and Protection – Life Insurance:
Universal life	5,581.1	5,326.5
Total additional liability for certain benefit features	5,581.1	5,326.5

Reconciling items:
Participating contracts	2,995.2	3,060.5
Short-duration contracts	1,292.7	1,283.4
Cost of reinsurance liability	1,083.2	673.3
Reinsurance recoverable liability	43.3	45.2
Other(3)	157.7	178.2
Future policy benefits and claims per consolidated statements of financial position	$43,084.2	$42,488.0
(1)	Amounts include the deferred profit liability.
(2)	Includes reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years.
(3)	Includes other miscellaneous reserves and the impact of unrealized gains (losses) on the additional liability for certain benefit features.

	December 31, 2023	December 31, 2022

	(in millions)
Liability for future policy benefits by segment (1):
Retirement and Income Solutions:
Pension risk transfer	$23,855.8	$21,211.4
Individual fixed income annuities	4,914.1	5,019.4
Total Retirement and Income Solutions	28,769.9	26,230.8
Benefits and Protection:
Specialty Benefits:
Individual disability	1,898.4	1,698.8
Life Insurance:
Term life	1,085.9	909.0
Total Benefits and Protection	2,984.3	2,607.8
Corporate:
Long-term care insurance	166.7	183.5
Total liability for future policy benefits	31,920.9	29,022.1

Additional liability for certain benefit features by segment (2):
Benefits and Protection – Life Insurance:
Universal life	5,326.5	4,095.2
Total additional liability for certain benefit features	5,326.5	4,095.2

Reconciling items:
Participating contracts	3,060.5	3,207.2
Short-duration contracts	1,283.4	1,295.6
Cost of reinsurance liability	673.3	479.8
Reinsurance recoverable liability	45.2	39.4
Other (3)	178.2	140.1
Future policy benefits and claims per consolidated statements of financial position	$42,488.0	$38,279.4
(1)	Amounts include the deferred profit liability.
(2)	Includes reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years.
(3)	Includes other miscellaneous reserves and the impact of unrealized gains (losses) on the additional liability for certain benefit features.

Summary of balances and the changes in the present value for expected net premiums and expected future policy benefits expected future policy benefits (Table)

Retirement and Income Solutions

	For the year ended December 31, 2021
	Pension	Individual
	risk	fixed income
	transfer	annuities

	(in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$25,863.7	$7,145.8
Effect of changes in discount rate assumptions at beginning of period	(4,827.9)	(1,213.5)
Balance at beginning of period at original discount rate	21,035.8	5,932.3
Effect of actual variances from expected experience	(2.4)	(1.3)
Adjusted beginning of period balance at original discount rate	21,033.4	5,931.0
Interest accrual	916.7	240.5
Benefit payments	(1,772.5)	(532.0)
Issuances	1,801.7	82.9
Balance at end of period at original discount rate	21,979.3	5,722.4
Effect of changes in discount rate assumptions at end of period	3,386.5	812.6
Future policy benefits	$25,365.8	$6,535.0

Benefits and Protection and Corporate

	For the year ended December 31, 2021
	Benefits and Protection		Corporate
	Specialty	Life
	Benefits	Insurance
	Individual		Long-term
	disability	Term life	care insurance

	(in millions)
Present value of expected net premiums
Balance at beginning of period	$3,148.3	$3,799.0	$66.7
Effect of changes in discount rate assumptions at beginning of period	(340.7)	(861.1)	(17.6)
Balance at beginning of period at original discount rate	2,807.6	2,937.9	49.1
Effect of changes in cash flow assumptions	—	—	2.8
Effect of actual variances from expected experience	122.0	211.4	(0.8)
Adjusted beginning of period balance at original discount rate	2,929.6	3,149.3	51.1
Interest accrual	95.4	151.1	2.9
Net premiums collected	(280.4)	(315.0)	(5.2)
Issuances	206.4	518.2	—
Balance at end of period at original discount rate	2,951.0	3,503.6	48.8
Effect of changes in discount rate assumptions at end of period	198.9	690.1	14.0
Balance at end of period	$3,149.9	$4,193.7	$62.8

Present value of expected future policy benefit payments
Balance at beginning of period	$5,649.2	$4,959.3	$324.3
Effect of changes in discount rate assumptions at beginning of period	(834.1)	(1,179.9)	(111.1)
Balance at beginning of period at original discount rate	4,815.1	3,779.4	213.2
Effect of changes in cash flow assumptions	—	—	0.5
Effect of actual variances from expected experience	118.8	216.0	(4.6)
Adjusted beginning of period balance at original discount rate	4,933.9	3,995.4	209.1
Interest accrual	181.0	194.3	12.4
Benefit payments	(179.7)	(335.7)	(13.5)
Issuances	212.1	543.4	—
Balance at end of period at original discount rate	5,147.3	4,397.4	208.0
Effect of changes in discount rate assumptions at end of period	501.0	913.9	89.5
Balance at end of period	$5,648.3	$5,311.3	$297.5

Future policy benefits (1)	$2,498.4	$1,117.6	$234.7
Reinsurance impact	(549.9)	(0.1)	(234.7)
Future policy benefits after reinsurance	$1,948.5	$1,117.5	$—
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.

Schedule of Liability for Unpaid Claims (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Balance at beginning of period	$1,405.9	$1,395.0
Less: reinsurance recoverable	67.8	68.6
Net balance at beginning of period	1,338.1	1,326.4
Incurred:
Current year	899.7	827.0
Prior years	(68.3)	(49.6)
Total incurred	831.4	777.4
Payments:
Current year	578.6	528.6
Prior years	250.4	241.3
Total payments	829.0	769.9
Net balance at end of period	1,340.5	1,333.9
Plus: reinsurance recoverable	63.7	67.5
Balance at end of period	$1,404.2	$1,401.4

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Balance at beginning of year	$1,395.0	$1,370.9	$1,686.0
Less: reinsurance recoverable	68.6	68.7	436.9
Net balance at beginning of year	1,326.4	1,302.2	1,249.1
Incurred:
Current year	1,650.4	1,581.8	1,505.1
Prior years	(95.4)	(44.4)	(35.4)
Total incurred	1,555.0	1,537.4	1,469.7
Payments:
Current year	1,189.2	1,138.0	1,067.8
Prior years	354.1	375.2	348.8
Total payments	1,543.3	1,513.2	1,416.6
Net balance at end of year	1,338.1	1,326.4	1,302.2
Plus: reinsurance recoverable	67.8	68.6	68.7
Balance at end of year	$1,405.9	$1,395.0	$1,370.9

Summary of gross premiums or assessments and interest accretion recognized by segment (Table)

	Gross premiums or assessments(1)		Interest accretion(2)
	For the six months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$1,744.1	$1,187.9	$552.6	$495.1
Individual fixed income annuities	28.2	20.0	105.8	110.8
Total Retirement and Income Solutions	1,772.3	1,207.9	658.4	605.9
Benefits and Protection:
Specialty Benefits:
Individual disability	314.5	305.3	49.0	46.7
Life Insurance:
Universal life	356.9	342.1	122.0	93.9
Term life	333.7	322.9	26.8	23.1
Total Benefits and Protection	1,005.1	970.3	197.8	163.7
Corporate:
Long-term care insurance	2.7	2.7	4.5	5.1
Total per consolidated statements of operations	$2,780.1	$2,180.9	$860.7	$774.7
(1)

Gross premiums are included within premiums and other considerations on the consolidated statements of operations. Assessments, which are only applicable to the Life Insurance – Universal life level of aggregation, are included within fees and other revenues on the consolidated statements of operations.

(2)	Interest accretion is included within benefits, claims and settlement expenses on the consolidated statements of operations.

	Gross premiums or assessments (1)			Interest accretion (2)
	For the year ended			For the year ended
	December 31,			December 31,
	2023	2022	2021	2023	2022	2021

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$2,905.9	$1,941.0	$1,800.1	$1,008.6	$935.7	$916.7
Individual fixed income annuities	42.5	30.1	83.5	219.1	229.7	240.5
Total Retirement and Income Solutions	2,948.4	1,971.1	1,883.6	1,227.7	1,165.4	1,157.2
Benefits and Protection:
Specialty Benefits:
Individual disability	624.6	601.0	574.1	94.5	90.2	85.6
Life Insurance:
Universal life	681.8	577.7	621.0	209.2	171.2	158.3
Term life	649.1	630.5	619.4	48.2	43.9	43.2
Total Benefits and Protection	1,955.5	1,809.2	1,814.5	351.9	305.3	287.1
Corporate:
Long-term care insurance	5.1	5.2	5.2	9.6	9.8	9.5
Total per consolidated statements of operations	$4,909.0	$3,785.5	$3,703.3	$1,589.2	$1,480.5	$1,453.8
(1)

Gross premiums are included within premiums and other considerations on the consolidated statements of operations. Assessments, which are only applicable to the Life Insurance – Universal life level of aggregation, are included within fees and other revenues on the consolidated statements of operations.

(2)	Interest accretion is included within benefits, claims and settlement expenses on the consolidated statements of operations.

Summary of balances and the changes in the present value for expected future policy benefits (Table)

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
	Specialty	Life	Specialty	Life
	Benefits	Insurance	Benefits	Insurance
	Individual		Individual
	disability	Term life	disability	Term life

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$2,552.3	$3,793.7	$2,341.8	$3,423.2
Effect of changes in discount rate assumptions at beginning of period	313.7	100.1	395.2	196.0
Balance at beginning of period at original discount rate	2,866.0	3,893.8	2,737.0	3,619.2
Effect of changes in cash flow assumptions	—	—	(37.6)	143.5
Effect of actual variances from expected experience	81.7	44.5	244.3	103.3
Adjusted beginning of period balance at original discount rate	2,947.7	3,938.3	2,943.7	3,866.0
Interest accrual	49.6	90.0	95.6	171.9
Net premiums collected	(139.4)	(190.2)	(273.4)	(359.8)
Issuances	39.5	121.9	100.1	215.7
Balance at end of period at original discount rate	2,897.4	3,960.0	2,866.0	3,893.8
Effect of changes in discount rate assumptions at end of period	(399.9)	(246.9)	(313.7)	(100.1)
Balance at end of period	$2,497.5	$3,713.1	$2,552.3	$3,793.7

Present value of expected future policy benefit payments
Balance at beginning of period	$4,450.7	$4,879.6	$4,040.6	$4,332.2
Effect of changes in discount rate assumptions at beginning of period	903.5	124.5	1,021.4	251.6
Balance at beginning of period at original discount rate	5,354.2	5,004.1	5,062.0	4,583.8
Effect of changes in cash flow assumptions	—	—	(51.5)	181.8
Effect of actual variances from expected experience	88.6	50.2	260.8	116.8
Adjusted beginning of period balance at original discount rate	5,442.8	5,054.3	5,271.3	4,882.4
Interest accrual	98.6	116.8	190.1	220.1
Benefit payments	(106.3)	(169.6)	(210.0)	(330.4)
Issuances	40.4	130.9	102.8	232.0
Balance at end of period at original discount rate	5,475.5	5,132.4	5,354.2	5,004.1
Effect of changes in discount rate assumptions at end of period	(1,165.9)	(315.9)	(903.5)	(124.5)
Balance at end of period	$4,309.6	$4,816.5	$4,450.7	$4,879.6

Future policy benefits(1)	$1,812.1	$1,103.4	$1,898.4	$1,085.9
Reinsurance impact	(403.9)	(244.3)	(421.6)	(214.3)
Future policy benefits after reinsurance	$1,408.2	$859.1	$1,476.8	$871.6

Weighted-average duration for future policy benefits (years)(2)	17.8	8.9	18.4	9.4
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of the cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Specialty	Life	Specialty	Life
	Benefits	Insurance	Benefits	Insurance
	Individual		Individual
	disability	Term life	disability	Term life

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$2,341.8	$3,423.2	$3,149.9	$4,193.7
Effect of changes in discount rate assumptions at beginning of period	395.2	196.0	(198.9)	(690.1)
Balance at beginning of period at original discount rate	2,737.0	3,619.2	2,951.0	3,503.6
Effect of changes in cash flow assumptions	(37.6)	143.5	(413.1)	—
Effect of actual variances from expected experience	244.3	103.3	235.9	128.6
Adjusted beginning of period balance at original discount rate	2,943.7	3,866.0	2,773.8	3,632.2
Interest accrual	95.6	171.9	95.2	162.9
Net premiums collected	(273.4)	(359.8)	(276.5)	(346.6)
Issuances	100.1	215.7	144.5	170.7
Balance at end of period at original discount rate	2,866.0	3,893.8	2,737.0	3,619.2
Effect of changes in discount rate assumptions at end of period	(313.7)	(100.1)	(395.2)	(196.0)
Balance at end of period	$2,552.3	$3,793.7	$2,341.8	$3,423.2

Present value of expected future policy benefit payments
Balance at beginning of period	$4,040.6	$4,332.2	$5,648.3	$5,311.3
Effect of changes in discount rate assumptions at beginning of period	1,021.4	251.6	(501.0)	(913.9)
Balance at beginning of period at original discount rate	5,062.0	4,583.8	5,147.3	4,397.4
Effect of changes in cash flow assumptions	(51.5)	181.8	(476.3)	—
Effect of actual variances from expected experience	260.8	116.8	240.0	139.0
Adjusted beginning of period balance at original discount rate	5,271.3	4,882.4	4,911.0	4,536.4
Interest accrual	190.1	220.1	185.4	206.8
Benefit payments	(210.0)	(330.4)	(183.7)	(340.6)
Issuances	102.8	232.0	149.3	181.2
Balance at end of period at original discount rate	5,354.2	5,004.1	5,062.0	4,583.8
Effect of changes in discount rate assumptions at end of period	(903.5)	(124.5)	(1,021.4)	(251.6)
Balance at end of period	$4,450.7	$4,879.6	$4,040.6	$4,332.2

Future policy benefits (1)	$1,898.4	$1,085.9	$1,698.8	$909.0
Reinsurance impact	(421.6)	(214.3)	(386.8)	25.6
Future policy benefits after reinsurance	$1,476.8	$871.6	$1,312.0	$934.6

Weighted-average duration for future policy benefits (years) (2)	18.4	9.4	18.5	9.6
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of the cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Summary of balances and the changes in the additional liability for certain benefits features (Table)

Benefits and Protection

The balances and changes in the additional liability for certain benefits features for 2021 for Life Insurance – Universal life were as follows:

For the year ended,
December 31, 2021
(in millions)
Balance at beginning of period	$3,463.9
Effect of changes in cash flow assumptions	(11.1)
Effect of actual variances from expected experience	18.1
Interest accrual	158.3
Net assessments collected	324.7
Benefit payments	(83.1)
Other (1)	(56.6)
Balance at end of period	$3,814.2
(1)	Reflects model refinements accounted for as a change in accounting estimate.

Summary of amounts of expected undiscounted future benefit payments, expected undiscounted future gross premiums and expected discounted future gross premiums (Table)

	June 30, 2024	December 31, 2023

	(in millions)

Retirement and Income Solutions:
Pension risk transfer
Expected undiscounted future benefit payments	$38,337.8	$36,325.5

Individual fixed income annuities
Expected undiscounted future benefit payments	$7,085.4	$7,292.0

Benefits and Protection – Specialty Benefits:
Individual disability
Expected discounted future gross premiums	$5,311.7	$5,456.4
Expected undiscounted future gross premiums	$8,323.3	$8,264.8
Expected undiscounted future benefit payments	$9,154.9	$8,981.2

Benefits and Protection – Life Insurance:
Term life
Expected discounted future gross premiums	$6,229.2	$6,385.1
Expected undiscounted future gross premiums	$10,471.0	$10,287.2
Expected undiscounted future benefit payments	$8,017.8	$7,832.3

Corporate:
Long-term care insurance
Expected discounted future gross premiums	$36.1	$42.8
Expected undiscounted future gross premiums	$52.1	$60.3
Expected undiscounted future benefit payments	$364.1	$371.0

	December 31, 2023	December 31, 2022

	(in millions)

Retirement and Income Solutions:
Pension risk transfer
Expected undiscounted future benefit payments	$36,325.5	$33,691.4

Individual fixed income annuities
Expected undiscounted future benefit payments	$7,292.0	$7,716.6

Benefits and Protection – Specialty Benefits:
Individual disability
Expected discounted future gross premiums	$5,456.4	$5,140.9
Expected undiscounted future gross premiums	$8,264.8	$7,978.7
Expected undiscounted future benefit payments	$8,981.2	$8,473.9

Benefits and Protection – Life Insurance:
Term life
Expected discounted future gross premiums	$6,385.1	$6,104.6
Expected undiscounted future gross premiums	$10,287.2	$10,146.3
Expected undiscounted future benefit payments	$7,832.3	$7,202.5

Corporate:
Long-term care insurance
Expected discounted future gross premiums	$42.8	$64.6
Expected undiscounted future gross premiums	$60.3	$96.5
Expected undiscounted future benefit payments	$371.0	$483.4

Summary of weighted-average rates of interest accretion and current discount (Table)

	Interest accretion rate		Current discount rate
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Retirement and Income Solutions:
Pension risk transfer	4.58%	4.52%	5.51%	4.99%
Individual fixed income annuities	4.22%	4.22%	5.48%	4.97%
Benefits and Protection:
Specialty Benefits:
Individual disability	3.93%	3.96%	5.56%	5.05%
Life Insurance:
Universal life	4.75%	4.75%	See note (1)	See note (1)
Term life	4.83%	4.83%	5.39%	4.90%
Corporate:
Long-term care insurance	6.16%	6.16%	5.53%	5.01%
(1)

The additional liability for certain benefit features for Life Insurance – Universal life is measured using the discount rate at contract inception. Therefore, the current discount rate is not applicable for this product.

Retirement and Income Solutions
Future Policy Benefits and Claims
Summary of balances and the changes in the present value for expected net premiums and expected future policy benefits expected future policy benefits (Table)

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
	Pension	Individual	Pension	Individual
	risk	fixed income	risk	fixed income
	transfer	annuities	transfer	annuities

	($ in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$23,855.8	$4,914.1	$21,211.4	$5,019.4
Effect of changes in discount rate assumptions at beginning of period	1,036.1	296.7	1,799.6	439.0
Balance at beginning of period at original discount rate	24,891.9	5,210.8	23,011.0	5,458.4
Effect of changes in cash flow assumptions	—	—	(53.4)	(1.3)
Effect of actual variances from expected experience	(2.8)	(3.9)	(14.6)	(0.1)
Adjusted beginning of period balance at original discount rate	24,889.1	5,206.9	22,943.0	5,457.0
Interest accrual	552.6	105.8	1,008.6	219.1
Benefit payments	(1,092.0)	(249.5)	(1,981.4)	(507.3)
Issuances	1,751.9	27.9	2,921.7	42.0
Balance at end of period at original discount rate	26,101.6	5,091.1	24,891.9	5,210.8
Effect of changes in discount rate assumptions at end of period	(1,884.0)	(455.0)	(1,036.1)	(296.7)
Future policy benefits	24,217.6	4,636.1	23,855.8	4,914.1
Reinsurance impact	(3,335.4)	(4,572.2)	(3,540.8)	(4,869.1)
Future policy benefits after reinsurance	$20,882.2	$63.9	$20,315.0	$45.0

Weighted-average duration for future policy benefits (years)(1)	8.2	7.6	8.5	7.9
(1)	Represents the average of the cohort-level duration of the benefit cash flows weighted by the reserve balance for each cohort.

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Pension	Individual	Pension	Individual
	risk	fixed income	risk	fixed income
	transfer	annuities	transfer	annuities

	($ in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$21,211.4	$5,019.4	$25,365.8	$6,535.0
Effect of changes in discount rate assumptions at beginning of period	1,799.6	439.0	(3,386.5)	(812.6)
Balance at beginning of period at original discount rate	23,011.0	5,458.4	21,979.3	5,722.4
Effect of changes in cash flow assumptions	(53.4)	(1.3)	(7.9)	(3.0)
Effect of actual variances from expected experience	(14.6)	(0.1)	(3.2)	—
Adjusted beginning of period balance at original discount rate	22,943.0	5,457.0	21,968.2	5,719.4
Interest accrual	1,008.6	219.1	935.7	229.7
Benefit payments	(1,981.4)	(507.3)	(1,841.7)	(520.4)
Issuances	2,921.7	42.0	1,948.8	29.7
Balance at end of period at original discount rate	24,891.9	5,210.8	23,011.0	5,458.4
Effect of changes in discount rate assumptions at end of period	(1,036.1)	(296.7)	(1,799.6)	(439.0)
Future policy benefits	23,855.8	4,914.1	21,211.4	5,019.4
Reinsurance impact	(3,540.8)	(4,869.1)	—	(5,002.7)
Future policy benefits after reinsurance	$20,315.0	$45.0	$21,211.4	$16.7

Weighted-average duration for future policy benefits (years) (1)	8.5	7.9	8.5	7.9
(1)	Represents the average of the cohort-level duration of the benefit cash flows weighted by the reserve balance for each cohort.

Benefits and Protection
Future Policy Benefits and Claims
Summary of balances and the changes in the additional liability for certain benefits features (Table)

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	($ in millions)
Balance at beginning of period	$5,326.5	$4,095.2
Effect of changes in cash flow assumptions	—	725.4
Effect of actual variances from expected experience	23.3	45.2
Interest accrual	122.0	209.2
Net assessments collected	210.0	378.1
Benefit payments	(100.7)	(126.6)
Balance at end of period	5,581.1	5,326.5
Reinsurance impact	(5,558.7)	(5,306.2)
Balance at end of period after reinsurance	$22.4	$20.3

Weighted-average duration for additional liability (years)(1)	25.1	26.2
(1)	Represents the average of the cohort-level duration of the benefits less the net assessment cash flows weighted by the reserve balance for each cohort.

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$4,095.2	$3,814.2
Effect of changes in cash flow assumptions	725.4	(6.0)
Effect of actual variances from expected experience	45.2	54.9
Interest accrual	209.2	171.2
Net assessments collected	378.1	320.3
Benefit payments	(126.6)	(91.9)
Other (1)	—	(167.5)
Balance at end of period	5,326.5	4,095.2
Reinsurance impact	(5,306.2)	(4,091.4)
Balance at end of period after reinsurance	$20.3	$3.8

Weighted-average duration for additional liability (years) (2)	26.2	27.6
(1)	Reflects the impact of re-cohorting in 2022 as a result of our decision to manage the ULSG business separately from our other UL business following the Strategic Review.
(2)	Represents the average of the cohort-level duration of the benefits less the net assessment cash flows weighted by the reserve balance for each cohort.

Corporate
Future Policy Benefits and Claims
Summary of balances and the changes in the present value for expected net premiums and expected future policy benefits expected future policy benefits (Table)

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$42.8	$64.6
Effect of changes in discount rate assumptions at beginning of period	(3.0)	(3.6)
Balance at beginning of period at original discount rate	39.8	61.0
Effect of changes in cash flow assumptions	—	(13.3)
Effect of actual variances from expected experience	(3.5)	(5.7)
Adjusted beginning of period balance at original discount rate	36.3	42.0
Interest accrual	1.1	2.9
Net premiums collected	(2.8)	(5.1)
Balance at end of period at original discount rate	34.6	39.8
Effect of changes in discount rate assumptions at end of period	1.5	3.0
Balance at end of period	$36.1	$42.8

Present value of expected future policy benefit payments
Balance at beginning of period	$209.5	$248.1
Effect of changes in discount rate assumptions at beginning of period	(20.0)	(18.9)
Balance at beginning of period at original discount rate	189.5	229.2
Effect of changes in cash flow assumptions	—	(40.5)
Effect of actual variances from expected experience	(0.2)	2.5
Adjusted beginning of period balance at original discount rate	189.3	191.2
Interest accrual	5.6	12.5
Benefit payments	(7.1)	(14.2)
Balance at end of period at original discount rate	187.8	189.5
Effect of changes in discount rate assumptions at end of period	10.1	20.0
Balance at end of period	$197.9	$209.5

Future policy benefits(1)	$161.8	$166.7
Reinsurance impact	(161.8)	(166.7)
Future policy benefits after reinsurance	$—	$—

Weighted-average duration for future policy benefits (years)(2)	9.8	10.4
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$64.6	$62.8
Effect of changes in discount rate assumptions at beginning of period	(3.6)	(14.0)
Balance at beginning of period at original discount rate	61.0	48.8
Effect of changes in cash flow assumptions	(13.3)	10.0
Effect of actual variances from expected experience	(5.7)	4.1
Adjusted beginning of period balance at original discount rate	42.0	62.9
Interest accrual	2.9	3.3
Net premiums collected	(5.1)	(5.2)
Balance at end of period at original discount rate	39.8	61.0
Effect of changes in discount rate assumptions at end of period	3.0	3.6
Balance at end of period	$42.8	$64.6

Present value of expected future policy benefit payments
Balance at beginning of period	$248.1	$297.5
Effect of changes in discount rate assumptions at beginning of period	(18.9)	(89.5)
Balance at beginning of period at original discount rate	229.2	208.0
Effect of changes in cash flow assumptions	(40.5)	17.2
Effect of actual variances from expected experience	2.5	3.7
Adjusted beginning of period balance at original discount rate	191.2	228.9
Interest accrual	12.5	13.1
Benefit payments	(14.2)	(12.8)
Balance at end of period at original discount rate	189.5	229.2
Effect of changes in discount rate assumptions at end of period	20.0	18.9
Balance at end of period	$209.5	$248.1

Future policy benefits (1)	$166.7	$183.5
Reinsurance impact	(166.7)	(183.5)
Future policy benefits after reinsurance	$—	$—

Weighted-average duration for future policy benefits (years) (2)	10.4	11.8
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.